Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of June 30, 2024 and December 31, 2023, cash and cash equivalents were as follows:

	June 30, 2024		December 31, 2023
Cash on hand and in banks (1)	Ps.	45,387,244	Ps.	45,728,321
Highly liquid investments (2)	21,348,287		23,019,055
Total of cash and cash equivalents	Ps.	66,735,531	Ps.	68,747,376

(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term investments.